Note 25 - Post-employment and other employee benefit commitments. Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Spain [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	0.68%	1.28%	1.24%
Actuarial Assumption Of Expected Rates Of Salary Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates	0.00%	0.00%	0.00%
Mortality Table	PERM/F 2000P	PERM/F 2000P	PERM/F 2000P
Mexico [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	9.04%	10.45%	9.48%
Actuarial Assumption Of Expected Rates Of Salary Increases	4.75%	4.75%	4.75%
Actuarial Assumption Of Expected Rates Of Pension Increases	2.47%	2.51%	2.13%
Actuarial Assumption Of Medical Cost Trend Rates	7.00%	7.00%	7.00%
Mortality Table	EMSSA09	EMSSA09	EMSSA09
United States [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	3.24%	4.23%	3.57%
Actuarial Assumption Of Expected Rates Of Salary Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates	0.00%	0.00%	0.00%
Mortality Table	RP 2014	RP 2014	RP 2014
Turkey [Member]
Disclosure Of Actuarial Assumptions Commitments Line Items
Actuarial Assumption Of Discount Rates	12.50%	16.30%	11.60%
Actuarial Assumption Of Expected Rates Of Salary Increases	9.70%	14.00%	9.90%
Actuarial Assumption Of Expected Rates Of Pension Increases	8.20%	12.50%	8.40%
Actuarial Assumption Of Medical Cost Trend Rates	12.40%	16.70%	12.60%
Mortality Table	CSO2001	CSO2001	CSO2001